SHARE-BASED PAYMENTS (Narratives) (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended		1 Months Ended							1 Months Ended
	Mar. 02, 2010 USD ($) Installment Person	Mar. 02, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2010 CNY	Jan. 05, 2010 2007 Share Incentive Plan [Member] USD ($) Installment	Jan. 05, 2010 2007 Share Incentive Plan [Member] CNY	Jan. 05, 2009 2007 Share Incentive Plan [Member] USD ($) Installment	Jan. 05, 2009 2007 Share Incentive Plan [Member] CNY	Nov. 09, 2007 2007 Share Incentive Plan [Member] USD ($) Installment Person	Nov. 09, 2007 2007 Share Incentive Plan [Member] CNY Person	Jun. 30, 2007 2007 Share Incentive Plan [Member]	Jan. 05, 2010 Option Two [Member] USD ($)	Jan. 05, 2010 Option Two [Member] CNY
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options authorized											8,680,000
Share options granted					800,000	800,000	600,000	600,000	200,000	200,000		200,000	200,000
Share options grant date fair value, per option					$ 0.91		$ 0.78		$ 2.86			$ 0.92
Share options grant date fair value					$ 728	4,976	$ 469	3,203	$ 573	4,250		$ 184	1,256
Share options grant exercise price					$ 3.725		$ 2.40		$ 8.10			$ 3.725
Non-vested ordinary shares, number of installments for vesting period	5	5			4	4	3	3	3	3
Number of directors	3	3							4	4
Period that share options vest and become exercisable					4 years	4 years	3 years	3 years	3 years	3 years		3 years	3 years
Share options expiration period					10 years	10 years	10 years	10 years	10 years	10 years		10 years	10 years
Ordinary shares granted and issued in exchange for forfeiture of options	150,000	150,000
Ordinary shares grant date fair value, per share	$ 3.63
Ordinary shares grant date fair value, in aggregate	545	3,188
Share options forfeitures	150,000	150,000	241,590
Incremental share-based compensation expense resulting from modification				3,436
Non-vested ordinary shares granted	50,000	50,000
Non-vested ordinary shares grant date fair value	$ 3.49
Non-vested shares grant date fair value	174	1,191
Total intrinsic value of share options exercised			$ 122